                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 7/1/09-6/30/10

--------------------------------FORM N-PX REPORT--------------------------------

ICA File Number: 811-499
Reporting Period: 07/01/09 - 06/30/10
RiverSource Income Series, Inc.

-----------------RIVERSOURCE INCOME BUILDER - BASIC INCOME FUND-----------------

This Fund is a Fund-of-Funds and only owns shares of other affiliated funds. The Fund votes for, against or abstain on each proposal of the underlying fund in the same proportion as the other shareholders of the underlying fund vote on the proposal.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

----------------RIVERSOURCE INCOME BUILDER - ENHANCED INCOME FUND---------------

This Fund is a Fund-of-Funds and only owns shares of other affiliated funds. The Fund votes for, against or abstain on each proposal of the underlying fund in the same proportion as the other shareholders of the underlying fund vote on the proposal.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

----------------RIVERSOURCE INCOME BUILDER - MODERATE INCOME FUND---------------

This Fund is a Fund-of-Funds and only owns shares of other affiliated funds. The Fund votes for, against or abstain on each proposal of the underlying fund in the same proportion as the other shareholders of the underlying fund vote on the proposal.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


-----END N-PX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource Income Series, Inc.


By (Signature and Title)* /s/ J. Kevin Connaughton
                          ----------------------------------------
                          J. Kevin Connaughton
                          President

Date                      August 23, 2010

* Print the name and title of each signing officer under his or her signature.